Operating Expenses - Summary of Operating Expenses (Details) - EUR (€) € in Thousands	3 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation	€ (23,020)	€ (19,118)
Total amortization	(7,138)	(6,975)
Total personnel costs	(100,235)	(92,187)
Total impairment	0	(99)
Cost of Sales
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation	(7,982)	(6,546)
Total amortization	(70)	(54)
Total personnel costs	(54,098)	(53,118)
Selling and Distribution Expenses
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation	(12,565)	(10,125)
Total amortization	(6,503)	(6,751)
Total personnel costs	(31,345)	(26,330)
Total impairment	0	(99)
General Administration Expenses
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation	(2,473)	(2,447)
Total amortization	(565)	(170)
Total personnel costs	€ (14,792)	€ (12,739)